Interim Condensed Consolidated Statements of Operations and Comprehensive Losses $ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 HKD ($) $ / shares shares	Jun. 30, 2024 HKD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2023 HKD ($) $ / shares shares	Dec. 31, 2022 HKD ($) $ / shares shares
Income Statement [Abstract]
Revenues	$ 5,439	$ 42,695	$ 66,887	$ 17,110	$ 132,907	$ 119,110	$ 119,728
Cost of sales	(4,612)	(36,203)	(51,948)	(13,914)	(108,084)	(97,004)	(100,892)
Gross profit	827	6,492	14,939	3,196	24,823	22,106	18,836
Operating expenses:
Selling and marketing expenses	(87)	(685)	(1,106)	(283)	(2,195)	(1,961)	(2,057)
General and administrative expenses	(1,199)	(9,414)	(16,050)	(4,684)	(36,391)	(20,535)	(19,239)
Total operating expenses	(1,286)	(10,099)	(17,156)	(4,967)	(38,586)	(22,496)	(21,296)
Loss from operations	(459)	(3,607)	(2,217)	(1,771)	(13,763)	(390)	(2,460)
Other income (expenses)
Exchange gain, net			216			213
Gain (loss) on disposal of property, plant and equipment						(1)	12,458
Interest income	3	25	253	35	275	84	20
Interest expense	(61)	(479)	(304)	(71)	(552)	(1,708)	(1,581)
Government grant			140	21	167	205
Other income, net	30	235	87	17	132	266	528
Total other income (expenses), net	(28)	(219)	392	2	22	(941)	11,425
Loss before tax expense	(487)	(3,826)	(1,825)	(1,769)	(13,741)	(1,331)	8,965
Income tax expense			(76)	(224)	(1,741)	(131)	(312)
Net loss	(487)	(3,826)	(1,901)	(1,993)	(15,482)	(1,462)	8,653
Other comprehensive income
Foreign currency translation loss, net of taxes	(66)	(520)	(600)	(110)	(854)	(809)	(2,575)
Total comprehensive loss	$ (553)	$ (4,346)	$ (2,501)	$ (2,103)	$ (16,336)	$ (2,271)	$ 6,078
Net loss per share attributable to ordinary shareholders
Basic | (per share)	$ (4.40)	$ (34.59)	$ (17.19)	$ (18.02)	$ (139.98)	$ (14.50)	$ 86.53
Diluted | (per share)	$ (4.40)	$ (34.59)	$ (17.19)	$ (18.02)	$ (139.98)	$ (14.50)	$ 86.53
Weighted average number of ordinary shares used in computing net loss per share
Basic	11,062,500	11,062,500	11,057,005	11,059,932	11,059,932	10,084,932	10,000,000
Diluted	11,062,500	11,062,500	11,057,005	11,059,932	11,059,932	10,084,932	10,000,000